Expense Example - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio	Apr. 30, 2025 USD ($)
VIP Contrafund Portfolio - Initial Class
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	701
VIP Contrafund Portfolio - Service Class
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	822
VIP Contrafund Portfolio - Service Class 2
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002